Related Party Transactions - Related Party Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Related party accounts payable and other current liabilities	$ 16,584	$ 0
Related Party
Related Party Transaction [Line Items]
Related party accounts payable and other current liabilities	16,600	0
Related Party | Reimbursable Costs Under Paragon Agreement
Related Party Transaction [Line Items]
Related party accounts payable and other current liabilities	$ 16,600	$ 0